Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 20, 2016
Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Central Index Key	0000723620
Amendment Flag	false
Document Creation Date	Jun. 20, 2016
Document Effective Date	Jun. 20, 2016
Prospectus Date	Feb. 29, 2016